UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/14 - 06/30/15


Item 1. Proxy Voting Record


========= Wells Fargo Advantage California Limited-Term Tax-Free Fund ==========


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ Wells Fargo Advantage California Tax-Free Fund ================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= Wells Fargo Advantage Colorado Tax-Free Fund =================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= Wells Fargo Advantage High Yield Municipal Bond Fund =============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= Wells Fargo Advantage Intermediate Tax/AMT-Free Fund =============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ Wells Fargo Advantage Minnesota Tax-Free Fund =================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== Wells Fargo Advantage Municipal Bond Fund ===================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== Wells Fargo Advantage North Carolina Tax-Free Fund ==============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


=============== Wells Fargo Advantage Pennsylvania Tax-Free Fund ===============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= Wells Fargo Advantage Short-Term Municipal Bond Fund =============


NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZF            Security ID:  67070X804
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2     Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management


============= Wells Fargo Advantage Strategic Municipal Bond Fund ==============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= Wells Fargo Advantage Ultra Short-Term Municipal Income Fund =========


NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZF            Security ID:  67070X804
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2     Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656883
Meeting Date: AUG 15, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve New Investment Management       For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC
2     Approve New Subadvisory Agreement       For       For          Management
      Between Nuveen Fund Advisors and
      Nuveen Asset Management, LLC
3.1   Elect Director William Adams IV         For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656883
Meeting Date: MAR 26, 2015   Meeting Type: Annual
Record Date:  JAN 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1c.3  Elect Director William C. Hunter        For       For          Management
1c.4  Elect Director William J. Schneider     For       For          Management


================ Wells Fargo Advantage Wisconsin Tax-Free Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 11, 2015